NOTE 9 - CONVERTIBLE NOTES - Summary of Prepaid Convertible Notes (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Short-Term Debt [Line Items]
[custom:BeginningPrincipleBalanceAfterNoteConversion]	$ 559,782
Deposit Liabilities, Accrued Interest	29,390
Repayments of Debt	559,782
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	29,390
Convertible Notes Payable, Current		$ 438,921
Repayments of Convertible Debt	821,969
Debt Securities, Gain (Loss)	232,796
Crown Bridge Partners [Member]
Short-Term Debt [Line Items]
[custom:BeginningPrincipleBalanceAfterNoteConversion]	1,082
Deposit Liabilities, Accrued Interest	$ 2,641
Debt Instrument, Call Date, Latest	Dec. 09, 2020
Repayments of Debt	$ 1,082
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	2,641
Convertible Notes Payable, Current
Repayments of Convertible Debt	72,500
Debt Securities, Gain (Loss)	26,732
Crown Bridge Partners Two [Member]
Short-Term Debt [Line Items]
[custom:BeginningPrincipleBalanceAfterNoteConversion]	40,500
Deposit Liabilities, Accrued Interest	$ 1,545
Debt Instrument, Call Date, Latest	Dec. 09, 2020
Repayments of Debt	$ 40,500
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	1,545
Convertible Notes Payable, Current
E M A Financial [Member]
Short-Term Debt [Line Items]
[custom:BeginningPrincipleBalanceAfterNoteConversion]	50,000
Deposit Liabilities, Accrued Interest	$ 1,990
Debt Instrument, Call Date, Latest	Dec. 09, 2020
Repayments of Debt	$ 50,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	1,990
Convertible Notes Payable, Current
Repayments of Convertible Debt	72,800
Debt Securities, Gain (Loss)	20,810
Power Up Lending One [Member]
Short-Term Debt [Line Items]
[custom:BeginningPrincipleBalanceAfterNoteConversion]	130,000
Deposit Liabilities, Accrued Interest	$ 6,491
Debt Instrument, Call Date, Latest	Jan. 22, 2021
Repayments of Debt	$ 130,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	6,491
Convertible Notes Payable, Current
Repayments of Convertible Debt	190,925
Debt Securities, Gain (Loss)	54,434
Power Up Lending Two [Member]
Short-Term Debt [Line Items]
[custom:BeginningPrincipleBalanceAfterNoteConversion]	63,000
Deposit Liabilities, Accrued Interest	$ 3,042
Debt Instrument, Call Date, Latest	Feb. 10, 2021
Repayments of Debt	$ 63,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	3,042
Convertible Notes Payable, Current
Repayments of Convertible Debt	92,380
Debt Securities, Gain (Loss)	26,338
East Capital Investment Corporation [Member]
Short-Term Debt [Line Items]
[custom:BeginningPrincipleBalanceAfterNoteConversion]	62,700
Deposit Liabilities, Accrued Interest	$ 3,114
Debt Instrument, Call Date, Latest	Apr. 07, 2021
Repayments of Debt	$ 62,700
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	3,114
Convertible Notes Payable, Current
Repayments of Convertible Debt	87,467
Debt Securities, Gain (Loss)	21,652
Power Up Lending Three [Member]
Short-Term Debt [Line Items]
[custom:BeginningPrincipleBalanceAfterNoteConversion]	55,000
Deposit Liabilities, Accrued Interest	$ 2,746
Debt Instrument, Call Date, Latest	Apr. 07, 2021
Repayments of Debt	$ 55,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	2,746
Convertible Notes Payable, Current
Repayments of Convertible Debt	80,797
Debt Securities, Gain (Loss)	23,051
Jefferson Street [Member]
Short-Term Debt [Line Items]
[custom:BeginningPrincipleBalanceAfterNoteConversion]	82,500
Deposit Liabilities, Accrued Interest	$ 4,097
Debt Instrument, Call Date, Latest	Mar. 01, 2021
Repayments of Debt	$ 82,500
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	4,097
Convertible Notes Payable, Current
Repayments of Convertible Debt	116,975
Debt Securities, Gain (Loss)	30,378
First Fire Global [Member]
Short-Term Debt [Line Items]
[custom:BeginningPrincipleBalanceAfterNoteConversion]	75,000
Deposit Liabilities, Accrued Interest	$ 3,724
Debt Instrument, Call Date, Latest	Mar. 01, 2021
Repayments of Debt	$ 75,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	3,724
Convertible Notes Payable, Current
Repayments of Convertible Debt	108,125
Debt Securities, Gain (Loss)	$ 29,401